LONG-TERM DEBT (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		0 Months Ended		0 Months Ended			0 Months Ended	9 Months Ended
	Sep. 30, 2014	Dec. 03, 2013	Feb. 04, 2013 Facility Agreement [Member]	Dec. 03, 2013 Facility Agreement [Member]	Dec. 03, 2013 Royalty Agreement [Member]	Feb. 04, 2013 Royalty Agreement [Member]	Feb. 04, 2013 Deerfield Facility Agreement [Member]	Dec. 03, 2013 Broadfin Facility Agreement [Member]	Sep. 30, 2014 Eclat Pharmaceuticals [Member]	Sep. 30, 2014 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]	Sep. 30, 2014 American Depository Shares [Member]
Percentage Of Earn Out Payment									20.00%
Secured Debt										$ 12
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											3,300,000
Fair Value Inputs, Discount Rate	20.00%				20.00%	20.00%			20.00%
Line Of Credit Nominal Amount		5.0	15.0				15.0	15.0
Long-term Line of Credit			12.4	2.8	2.2	2.6		5.0
Premium On Reimbursement			2.6
Percentage of Royalty on Net Sales					0.834%	1.75%
Line of Credit Facility, Date of First Required Payment					Dec. 31, 2024	Dec. 31, 2024
Debt Financing Transaction Divide into Three Tranche Each								5
Operating Expenses, Total										3.0
Interest Expense, Total			$ 2.5					$ 2.2